RECEIVABLES FROM CUSTOMERS - Receivables from Customers (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Receivables [Abstract]
Balance at the beginning of the period	$ 991,286	$ 696,508
Additional/(Reversal)	13,878,954	156,331
Balance at the end of the period	$ 14,870,240	$ 852,839